UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY (DEFICIENCY) $ in Thousands	USD ($) shares	Share capital USD ($) shares	Contributed surplus USD ($)	Accumulated other comprehensive loss USD ($)	Deficit USD ($)
Balance at beginning of period (in shares) at Dec. 31, 2024 | shares		30,255,955
Balance at beginning of period at Dec. 31, 2024	$ 57,761	$ 253,295	$ 19,109	$ (9,275)	$ (205,368)
Exercise of stock options (in shares) | shares	15,339	15,339
Exercise of stock options (Note 11 and 12)	$ 314	$ 459	(145)
Share-based compensation (Note 12)	2,522		2,522
Share issuance under employee share purchase plan (in shares) | shares		6,529
Share issuance under employee share purchase plan (Note 11 and 12)	236	$ 283	(47)
Release of restricted share units (in shares) | shares		32,101
Release of restricted share units (Note 11 and 12)	0	$ 1,315	(1,315)
Release of shares in escrow related to business combination (in shares) | shares		8,728
Release of shares in escrow related to business combination	0	$ 330	(330)
Shares repurchased for cancellation (Note 11) (in shares) | shares		(1,529,256)
Shares repurchased for cancellation (Note 11)	(44,441)	$ (11,967)			(32,474)
Change in share repurchase commitment under the automatic share purchase plan	13,509				13,509
Excess tax benefit on stock compensation	(930)		(930)
Comprehensive income (loss)	5,713			1,163	4,550
Balance at end of period (in shares) at Jun. 30, 2025 | shares		28,789,396
Balance at end of period at Jun. 30, 2025	34,684	$ 243,715	18,864	(8,112)	(219,783)
Balance at beginning of period (in shares) at Dec. 31, 2025 | shares		28,747,289
Balance at beginning of period at Dec. 31, 2025	$ 74,091	$ 244,605	20,949	(7,427)	(184,036)
Exercise of stock options (in shares) | shares	93,327	93,327
Exercise of stock options (Note 11 and 12)	$ 91	$ 130	(39)
Share-based compensation (Note 12)	3,740		3,740
Share issuance under employee share purchase plan (in shares) | shares		11,081
Share issuance under employee share purchase plan (Note 11 and 12)	200	$ 226	(26)
Release of restricted share units (in shares) | shares		53,160
Release of restricted share units (Note 11 and 12)	0	$ 1,775	(1,775)
Shares repurchased for cancellation (Note 11) (in shares) | shares		(4,018,720)
Shares repurchased for cancellation (Note 11)	(80,915)	$ (33,958)			(46,957)
Change in share repurchase commitment under the automatic share purchase plan	(113)				(113)
Excess tax benefit on stock compensation	(205)		(205)
Comprehensive income (loss)	2,805			2,166	639
Balance at end of period (in shares) at Jun. 30, 2026 | shares		24,886,137
Balance at end of period at Jun. 30, 2026	$ (306)	$ 212,778	$ 22,644	$ (5,261)	$ (230,467)